Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	16 Months Ended	24 Months Ended		25 Months Ended	26 Months Ended	28 Months Ended	36 Months Ended		37 Months Ended	38 Months Ended	48 Months Ended		49 Months Ended	50 Months Ended	60 Months Ended		61 Months Ended	72 Months Ended		73 Months Ended	84 Months Ended		85 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
	Aug. 29, 2023	Oct. 27, 2021	Dec. 14, 2018	Dec. 31, 2016	Dec. 16, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000211588
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Value - Retail
Accumulated Value						$ 10,000						$ 12,246					$ 13,566					$ 12,953				$ 16,120				$ 17,110			$ 19,928			$ 16,986			$ 18,997		$ 21,530	$ 24,123
C000211587
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Value - Inst
Accumulated Value						250,000						306,610					340,169					325,274				405,371				430,584			502,152			428,596			479,826		544,961	611,346
C000134695
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Retail
Accumulated Value						10,000						10,879					13,705					14,143				18,170				28,648			31,979			21,556			25,458		29,429	31,380
C000134696
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Inst
Accumulated Value						250,000						273,043					343,864					356,102				458,189				723,203			808,447			545,839			645,864		747,608	798,823
C000216810
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Core - Retail
Accumulated Value						10,000						11,464					13,161					12,460				15,828				19,405			23,918			20,747			23,582		26,383	27,400
C000216811
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Core - Inst
Accumulated Value						250,000						287,022					330,016					312,898				398,089				488,854			603,615			524,440			597,544		668,718	695,203
C000211581
Account Value [Line Items]
Line Graph and Table Measure Name										SBH All Cap - Retail
Accumulated Value						10,000						10,605					12,568					11,852				15,457				19,489			25,252			20,396			23,329		27,261	29,530
C000211582
Account Value [Line Items]
Line Graph and Table Measure Name										SBH All Cap - Inst
Accumulated Value						250,000						265,517					315,134					297,623				388,705				490,469			635,379			513,323			587,649		686,903	743,827
C000211583
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Emerging Markets - Retail
Accumulated Value						10,000						11,376					15,446					12,794				15,148				16,216			17,063			14,304			17,214		19,585	26,421
C000211584
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Emerging Markets - Inst
Accumulated Value						250,000						285,276					388,194					322,013				382,579				410,040			432,558			363,023			437,817		498,581	673,850
C000211585
Account Value [Line Items]
Line Graph and Table Measure Name										SBH International Small Cap - Retail
Accumulated Value						10,000						10,558					13,552					10,305				12,011				11,349			12,821			11,115			13,014		14,009	20,655
C000211586
Account Value [Line Items]
Line Graph and Table Measure Name										SBH International Small Cap - Inst
Accumulated Value						250,000						264,312					340,479					259,804				303,199				286,972			324,826			281,970			330,569		356,241	525,385
C000246766
Account Value [Line Items]
Line Graph and Table Measure Name										SBH International Equity - Retail
Accumulated Value		$ 10,000						$ 10,017						$ 8,981					$ 10,873					$ 11,361				$ 16,352
C000246765
Account Value [Line Items]
Line Graph and Table Measure Name										SBH International Equity - Inst
Accumulated Value		250,000						250,474						224,906					272,656					285,153				411,434
C000018316
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Retail
Accumulated Value						10,000						10,858					12,981					11,852				14,858				15,296			19,247			15,651			19,034		22,133	24,304
C000052675
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Inst
Accumulated Value						250,000						271,578					325,305					297,543				373,564				384,908			484,765			394,851			481,203		559,913	614,748
C000206635
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Short Term Plus - Retail
Accumulated Value			$ 10,000				$ 10,020						$ 10,377					$ 10,590					$ 10,565				$ 10,346				$ 10,873			$ 11,437			$ 12,074
C000206636
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Short Term Plus - Inst
Accumulated Value			250,000				250,500						259,557					265,225					265,084				259,848				273,286			287,421			303,667
C000018311
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Retail
Accumulated Value						10,000						10,382					10,873					10,854				11,809				12,811			12,737			11,064			11,890		12,127	13,022
C000052673
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Inst
Accumulated Value						250,000						260,017					272,519					272,672				296,940				322,632			321,223			279,631			300,863		307,380	330,458
C000018320
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Retail
Accumulated Value						10,000						11,275					11,973					11,710				13,140				14,100			14,542			13,125			14,720		15,534	16,771
C000052678
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Inst
Accumulated Value						250,000						282,760					300,710					294,698				330,945				355,446			367,279			332,363			372,949		394,428	425,923
C000176020
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Municipal Opportunities - Retail
Accumulated Value				$ 10,150	$ 10,000						$ 10,996					$ 11,142					$ 11,922				$ 12,701				$ 13,047			$ 11,579			$ 12,198			$ 12,569		$ 13,206
C000176021
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Municipal Opportunities - Inst
Accumulated Value				253,750	250,000						275,511					279,525					299,632				319,730				328,903			292,368			308,454			317,993		334,923
C000018312
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Colorado Tax Free - Retail
Accumulated Value						10,000						9,993					10,505					10,577				11,278				11,851			12,073			10,789			11,331		11,602	11,984
C000169263
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Colorado Tax Free - Inst
Accumulated Value						250,000						249,848					263,417					265,340				283,382				298,371			304,371			272,273			286,322		293,552	303,581
C000244704
Account Value [Line Items]
Line Graph and Table Measure Name										Barrett Growth
Accumulated Value						10,000						10,704					12,952					12,901				17,026				21,961			26,659			20,097			26,714		34,288	37,065
C000244699
Account Value [Line Items]
Line Graph and Table Measure Name										Barrett Opportunity
Accumulated Value						10,000						11,746					14,163					12,841				15,397				15,587			20,545			19,251			22,662		27,795	31,356
C000243104
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Select Equity ETF
Accumulated Value	$ 10,000								$ 10,557						$ 13,147					$ 13,464
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						11,274					13,656					12,940				16,954				20,495			25,754			20,808			26,209		32,448	38,012
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						250,000						281,838					341,392					323,497				423,843				512,374			643,855			520,190			655,215		811,207	950,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						11,274					13,656					12,940				16,954				20,495			25,754			20,808			26,209		32,448	38,012
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						250,000						281,838					341,392					323,497				423,843				512,374			643,855			520,190			655,215		811,207	950,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						11,274					13,656					12,940				16,954				20,495			25,754			20,808			26,209		32,448	38,012
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						250,000						281,838					341,392					323,497				423,843				512,374			643,855			520,190			655,215		811,207	950,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						11,274					13,656					12,940				16,954				20,495			25,754			20,808			26,209		32,448	38,012
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						250,000						281,838					341,392					323,497				423,843				512,374			643,855			520,190			655,215		811,207	950,292
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex-USA IMI Index
Accumulated Value						10,000						10,441					13,345					11,375				13,836				15,374			16,685			13,918			16,093		16,935	22,348
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex-USA IMI Index
Accumulated Value						250,000						261,017					333,616					284,386				345,904				384,362			417,130			347,962			402,317		423,370	558,698
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex-USA IMI Index
Accumulated Value						10,000						10,441					13,345					11,375				13,836				15,374			16,685			13,918			16,093		16,935	22,348
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex-USA IMI Index
Accumulated Value						250,000						261,017					333,616					284,386				345,904				384,362			417,130			347,962			402,317		423,370	558,698
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex-USA IMI Index
Accumulated Value		10,000						9,882						8,243					9,531					10,030				13,236
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex-USA IMI Index
Accumulated Value		250,000						247,050						206,085					238,277					250,746				330,896
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Accumulated Value						10,000						10,751					13,159					12,013				15,337				17,776			21,654			17,726			21,942		26,039	31,532
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Accumulated Value						250,000						268,776					328,983					300,324				383,424				444,398			541,352			443,143			548,553		650,974	788,290
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,091						10,971					11,795					11,613				10,102				10,660			10,794			11,582
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			250,000				252,287						274,278					294,867					290,321				252,549				266,512			269,844			289,545
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000						10,265					10,628					10,629				11,556				12,423			12,232			10,641			11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						250,000						256,618					265,707					265,737				288,901				310,587			305,799			266,014			280,721		284,231	304,982
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000						10,265					10,628					10,629				11,556				12,423			12,232			10,641			11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						250,000						256,618					265,707					265,737				288,901				310,587			305,799			266,014			280,721		284,231	304,982
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value				10,087	10,000						10,637					10,773					11,585				12,189				12,374			11,319			12,044			12,171		12,687
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value				252,187	250,000						265,926					269,336					289,631				304,728				309,352			282,975			301,090			304,263		317,180
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value						10,000						10,025					10,571					10,707				11,513				12,113			12,297			11,249			11,969		12,095	12,608
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value						250,000						250,620					264,274					267,663				287,832				302,835			307,430			281,217			299,220		302,373	315,210
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						11,196					13,640					13,042				17,149				20,304			26,132			21,399			27,025		33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						11,196					13,640					13,042				17,149				20,304			26,132			21,399			27,025		33,786	39,827
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000								10,709						13,258					15,531
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000						13,174					14,207					12,379				15,151				15,853			20,335			17,390			19,937		21,543	24,256
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						250,000						329,352					355,166					309,478				378,782				396,336			508,382			434,751			498,427		538,574	606,405
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value						10,000						11,132					13,599					12,334				15,847				21,335			21,939			16,157			19,171		22,077	24,949
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value						250,000						278,295					339,984					308,338				396,164				533,365			548,484			403,918			479,282		551,914	623,733
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						12,131					13,908					12,376				15,535				18,636			21,397			17,024			19,906		22,203	25,047
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						250,000						303,270					347,691					309,396				388,370				465,891			534,931			425,610			497,661		555,081	626,170
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index
Accumulated Value						10,000						11,119					15,264					13,041				15,443				18,270			17,805			14,228			15,626		16,799	22,438
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index
Accumulated Value						250,000						277,970					381,608					326,013				386,072				456,743			445,136			355,702			390,661		419,977	560,945
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index
Accumulated Value						10,000						10,218					13,592					11,160				13,946				15,667			17,250			13,560			15,345		15,624	20,598
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index
Accumulated Value						250,000						255,459					339,792					279,003				348,652				391,683			431,247			339,001			383,629		390,594	514,938
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index
Accumulated Value		10,000						9,995						8,551					10,110					10,497				13,774
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index
Accumulated Value		$ 250,000						$ 249,881						$ 213,769					$ 252,756					$ 262,420				$ 344,350
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			10,000				10,052						10,457					10,806					10,755				10,358				10,836			11,308			11,912
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			$ 250,000				$ 251,304						$ 261,430					$ 270,145					$ 268,868				$ 258,955				$ 270,900			$ 282,698			$ 297,811
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Accumulated Value						10,000						11,713					12,592					12,329				14,095				15,088			15,882			14,106			16,002		17,313	18,806
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Accumulated Value						250,000						292,825					314,795					308,234				352,369				377,202			397,046			352,650			400,058		432,835	470,158
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value				10,070	10,000						10,507					10,673					11,360				11,897				12,000			11,286			11,880			11,984		12,605
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value				$ 251,760	$ 250,000						$ 262,663					$ 266,814					$ 283,999				$ 297,437				$ 300,005			$ 282,155			$ 296,991			$ 299,609		$ 315,127
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value						10,000						10,001					10,434					10,599				11,282				11,816			11,918			11,208			11,798		11,902	12,518
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value						$ 250,000						$ 250,025					$ 260,854					$ 264,976				$ 282,042				$ 295,388			$ 297,938			$ 280,211			$ 294,944		$ 297,545	$ 312,956
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000								$ 10,706						$ 13,330					$ 15,645